NATURE AND CONTINUANCE OF OPERATIONS (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
NATURE AND CONTINUANCE OF OPERATIONS
Accumulated deficit	$ (74,026,516)	$ 199,093	$ (52,855,947)
Gross proceeds of Borrowing	$ 2,500,000